Note 17 - Commitments and Contingencies (Details) - Future Minimum Lease Payments (USD $)	Mar. 31, 2013	Sep. 30, 2012
Note 17 - Commitments and Contingencies (Details) - Future Minimum Lease Payments [Line Items]
2013	$ 159,000
2013		72,000
2014	887,000
2014		72,000
2015	795,000
2015		66,000
2016	896,000
2016		0
Thereafter	2,291,500
Thereafter		0
		210,000
Gross Payments [Member]
Note 17 - Commitments and Contingencies (Details) - Future Minimum Lease Payments [Line Items]
2013		1,939,000
2014		1,110,000
2015		1,053,000
2016		374,000
Thereafter		286,000
		4,762,000
Net of Sublease Income [Member]
Note 17 - Commitments and Contingencies (Details) - Future Minimum Lease Payments [Line Items]
2013		1,867,000
2014		1,038,000
2015		987,000
2016		374,000
Thereafter		286,000
		$ 4,552,000